UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

333 Bishop’s Way

Suite 122

Brookfield, WI 53005

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 436-8730

Date of fiscal year end: September 30

Date of reporting period: September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

The Frontier MicroCap Fund

September 30, 2009

The Frontier MicroCap Fund

September 30, 2009

Performance Illustration

Comparison of change in value of a $10,000 investment in

The Frontier MicroCap Fund

and Standard & Poor’s 500 Index and Russell 2000 Index

*Period beginning October 24, 1991 (The Frontier MicroCap Fund’s commencement of operations)

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Unlike our Fund, the Standard & Poor’s 500 and Russell 2000® indices do not reflect fees and expenses and are unmanaged indicators of financial performance and, as such, they are not sold as investments. Past performance is no guarantee of future results. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may be worth more or less than the original cost.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-800-231-2901.

THE FRONTIER MICROCAP FUND

           PORTFOLIO ANALYSIS

              SEPTEMBER 30, 2009

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	The Frontier MicroCap Fund
	Schedule of Investments
	September 30, 2009

Shares		Value

COMMON STOCKS - 153.09%

Agricultural Chemicals - 14.77%
4,000	Bion Environmental Technologies, Inc. *	$ 8,720

Biological Products - 3.14%
83	Qiagen NV (Netherlands) *	1,766
3,600	Symbollon Corp. *	90
		1,856
Calculating & Accounting Machines - 0.04%
192	Secure Alliance Holdings Corp. *	22

Commercial Printing - 0.24%
3,000	Kolorfusion International, Inc. *	75
2,200	We-R-You Corp. *	66
		141
Communications Services & Equipment - 6.68%
43,000	Nighthawk Systems, Inc. *	142
100	Proxim Corp. *	1
1,000	WPCS International, Inc. *	3,800
		3,943
Computer Technology - 27.54%
600	Alanco Technologies, Inc. *	342
10,000	Authentidate Holding Corp. *	14,100
150	Evolving Systems, Inc. *	1043
200	Forlink Software Corp., Inc. *	24
1,334	Identiphi, Inc. *	1
3,000	Ilinc Communications, Inc. *	435
80	Insynq, Inc. *	0
300	Interlink Electronics, Inc. *	153
50	Socket Communications, Inc. *	162
0 ***	Voxware, Inc. *	0
		16,260
Crude Petroleum & Natural Gas - 4.66%
5,000	Far East Energy Corp. *	2,750

Electromedical & Electrotherapy - 8.08%
5,000	Dynatronics Corp. *	3,856
600	Echo Therapeutics, Inc. *	912
		4,768
Finance Services - 6.16%
1,000	Global Axcess Corp. *	800
6	Mega Pacific Capital, Inc. *	0
2,836	Standard Holdings Group Ltd. † *	2,836
		3,636
Food And Kindred Products - 0.78%
2,000	New Dragon Asia Corp. (China) *	325
170	Z-Trim Holdings, Inc. *	134
		459
Games, Toys & Children's Vehicles - 5.40%
1,000	Action Products International, Inc. *	70
8,000	Mad Catz Interactive, Inc. *	3,118
		3,188
In Vitro & In Vivo Diagnostic Substances - 4.68%
500	Immunomedics, Inc. *	2,760

Investors - 0.49%
9,700	CVF Technologies Corp. *	291

Jewelry, Precious Metal - 5.41%
1,500	LJ International, Inc. (Hong Kong) *	3,195

Laboratory Analytical Instruments - 0.96%
34	Clinical Data, Inc. *	567

Land Subdividers & Developers - 0.12%
231,000	Falcon Ridge Development, Inc. *	69

Measuring & Controlling Devices - 5.55%
2,100	Pressure Biosciences, Inc. *	3,276

Medicinal Chemicals & Botanical Products - 1.49%
40,000	China Holdings, Inc. *	880

Metal Mining - 1.50%
667	API Nanotronics Corp. *	834
625	Rock Energy Resources, Inc. *	50
		884
Miscellaneous - 0.00%
500	Angelciti Entertainment, Inc. *	1
9	Progressive Gaming International Corp. *	-
3,000	Smartire Systems, Inc. *	-
2,000	Stonepath Group, Inc. *	-
		1
Motorcycles, Bicycles & Parts - 0.92%
401	Viper Powersports, Inc. *	541

Pharmaceutical Preparations - 23.64%
2,500	Geopharma, Inc. *	1,875
12,000	Provectus Pharmaceutical, Inc. *	11,400
183	QLT, Inc. (Canada) *	677
		13,952
Sawmills & Paper Mills - 0.00%
2	Doman Extremes, Inc. *	-

Semiconductors & Related Devices - 1.72%
250	Conexant Systems, Inc. *	685
200	Emagin Corp. *	330
		1,015
Services-Advertising - 8.81%
40,000	Waytronx, Inc. *	5,200

Services-Business Services - 0.77%
15,000	Datalogic International, Inc. *	18
223	Flo Corp. *	2
500	Global Network, Inc. *	60
817	International Monetary Systems Ltd. *	368
15	Sancon Resource Recovery, Inc. *	5
14	Unity One Capital, Inc. *	-
5	Western Capital Resources, Inc. *	1
		454
Services-Educational Services - 2.85%
400	Princeton Review, Inc. *	1,680

Services-Management Consulting - 0.15%
55,000	Small Business Co. *	88

Services-Medical Laboratories - 9.83%
2,000	American Shared Hospital Services *	5,800

Special Industry Machinery - 1.44%
666	Tegal Corp. *	852

Surgical & Medical Instruments - 0.62%
7,500	Acunetx, Inc. *	75
300	Advansource Biomaterials Corp. *	90
50	Cardiac Science Corp. *	200
		365
Television Advertising - 0.00%
200	Mindpix Corp. *	1

Telephone & Telegraph Apparatus - 0.01%
10,000	Telenetics Corp. *	7

Telephone Communications - 4.45%
300	City Telecom (HK) Ltd. (Hong Kong) ADR	2,052
1	Commerce Online, Inc. *	-
50	Epicus Communications Group, Inc. *	-
8,000	GlobalNet Corp. *	2
200	Multiband Corp. *	420
350	Newmarket Technology, Inc. *	147
0 ***	SVI Media, Inc. *	-
5,000	Viseon, Inc. *	7
		2,628
Television Broadcasting Stations - 0.15%
900	OBN Holdings *	90

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 0.05%
10,000	Molecular Imaging Corp. *	28

Wholesale-Miscellaneous Nondurable Goods - 0.01%
1,000	AHPC Holdings, Inc. *	6

TOTAL FOR COMMON STOCKS (Cost $337,490) - 153.09%		$ 90,373

WARRANTS - 0.00%
5,000	Action Products International, Inc. (Cost $0.05) 1/31/2010 *	-

SHORT TERM INVESTMENTS - 1.95%
1,151	First American Treasury Obligation Class Y 0.00% ** (Cost $1,151)	1,151

TOTAL INVESTMENTS (Cost $338,641) - 155.04%		$ 91,524

LIABILITIES IN EXCESS OF OTHER ASSETS - (55.04)%		(32,493)

NET ASSETS - 100.00%		$ 59,031

* Non-income producing securities during the period.
† Restricted Security
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.
*** Less than 0.5 shares
The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Statement of Assets and Liabilities
September 30, 2009

Assets:
Investments in Securities, at Value (Cost $338,641)	$ 91,524
Receivables:
Securities Sold	76
Prepaid Expenses	914
Total Assets	92,514
Liabilities:
Accrued Management Fees	914
Other Accrued Expenses	32,569
Total Liabilities	33,483

Net Assets	$ 59,031

Net Assets Consist of:
Paid In Capital	$ 1,041,314
Accumulated Realized Loss on Investments - Net	(735,166)
Unrealized Depreciation in Value of Investments	(247,117)
Net Assets, for 1,563,392 Shares Outstanding	$ 59,031

Net Asset Value and Redemption Price Per Share	$ 0.04

Maximum Offering Price Per Share ($0.04/95.5%)	$ 0.04	*

* Actual is less than $0.04
The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Statement of Operations
For the year ended September 30, 2009

Investment Income:
Dividends	$ 34
Interest	3
Total Investment Income	37

Expenses:
Advisory Fees (Note 4)	844
Transfer Agent Fees	6,171
Audit Fees	9,042
Legal Fees	11,601
Custodial Fees	5,660
Trustee Fees	5,209
Registration	1,904
Miscellaneous	1,089
Printing and Mailing	10
Insurance	363
Total Expenses	41,893
Fees Waived by Advisor (Note 4)	(844)
Net Expenses	41,049

Net Investment Loss	(41,012)

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(63,580)
Net Change in Unrealized Appreciation on Investments	54,744
Net Realized and Unrealized Loss on Investments	(8,836)

Net Decrease in Net Assets Resulting from Operations	$ (49,848)

The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Statements of Changes in Net Assets

	Years Ended
	9/30/2009	9/30/2008
Decrease in Net Assets From Operations:
Net Investment Loss	$ (41,012)	$ (37,743)
Net Realized Loss on Investments	(63,580)	(28,603)
Unrealized Appreciation (Depreciation) on Investments	54,744	(113,518)
Net Decrease in Net Assets Resulting from Operations	(49,848)	(179,864)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	-

Capital Share Transactions (Note 6)	(108)	100,616

Total Increase (Decrease) in Net Assets	(49,956)	79,248

Net Assets:
Beginning of Year	108,987	188,235

End of Year (Including Undistributed Net Investment Loss of $0
and $0, respectively)	$ 59,031	108,987

The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	9/30/2009	9/30/2008	9/30/2007	9/30/2006	9/30/2005

Net Asset Value, at Beginning of Year	$ 0.07	$ 0.17	$ 0.17	$ 0.21	$ 0.22

Income From Investment Operations:
Net Investment Loss *	(0.03)	(0.02)	(0.03)	(0.06)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	-	(0.08)	0.03	0.02	0.03
Total from Investment Operations	(0.03)	(0.10)	(0.00)	(0.04)	(0.01)

Distributions:
Net Investment Income	-	-	-	-	-
Realized Gains	-	-	-	-	-
Total from Distributions	-	-	-	-	-

Net Asset Value, at End of Year	$ 0.04	$ 0.07	$ 0.17	$ 0.17	$ 0.21

Total Return	(42.86)%	(58.82)%	0.00%	(19.05)%	(4.55)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 59	$ 109	$ 188	$ 179	$ 269
Before Waivers
Ratio of Expenses to Average Net Assets **	74.16%	26.92%	30.00%	29.79%	17.67%
Ratio of Net Investment Loss to Average Net Assets **	(74.09)%	(26.16)%	(29.69)%	(29.47)%	(17.58)%
After Waivers
Ratio of Expenses to Average Net Assets **	72.67%	18.40%	18.40%	18.40%	15.00%
Ratio of Net Investment Loss to Average Net Assets **	(72.60)%	(17.62)%	(18.08)%	(18.08)%	(14.91)%
Portfolio Turnover	0.00%	14.62%	17.56%	37.37%	3.81%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period. ** Annualized

The accompanying notes are an integral part of these financial statements.

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

1.)

ORGANIZATION

Frontier Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company.  The Corporation was established under the laws of Maryland on October 24, 1991.  The Corporation permits the Directors to issue 200,000,000 shares of capital stock in separate series, with each series representing interests in a separate portfolio of securities and other assets, each with its own investment objectives and policies.  The Frontier MicroCap Fund (the “Fund”) to which the Fund’s Board of Directors has initially allocated 80,000,000 shares with a $.01 par value is the only current series of the Corporation. From inception through 2004, the Fund was known as the Frontier Equity Fund. The investment objective of the Fund is to provide long-term capital appreciation on its assets.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION- Each security owned by the Fund that is listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  In the event that the security is listed on more than one exchange, the Fund will use the price on that exchange which it generally considers to be the principal exchange on which the stock is traded. Securities and other assets for which market quotations are not readily available or are deemed unreliable, are valued by appraisal at their fair values as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.  The Fund values money market instruments that it holds with remaining maturities of less than 60 days at their amortized cost.  As the Fund invests primarily in micro-cap companies, other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to:  (a) illiquid securities, including “restricted” securities and private placements for which there is no public market; (b) securities of an issuer that has entered into restructuring; and (c) securities whose trading has been halted or suspended. Valuing securities at fair value involves greater reliance on judgment than securities that have already available market quotations. There can be no assurance that the Fund can obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value per share.

SHARE VALUATION- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities:
(Assets)	Level 1	Level 2	Level 3	Total
Equity Securities	$84,950	$2,587	$2,836	$90,373
Short-Term Investments	1,151	-	-	1,151
Total	$86,101	$2,587	$2,836	$91,524

SECURITY TRANSACTION TIMING- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

INCOME TAXES- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

DISTRIBUTIONS TO SHAREHOLDERS-   The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

USE OF ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

OTHER- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

NEW ACCOUNTING PRONOUNCEMENTS - In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

3). RESTRICTED SECURITY

The investment in 2,836 shares of Standard Holdings Group Ltd. common stock, the sale of which is restricted, has been valued at $1 per share after considering certain pertinent factors. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

4.)

INVESTMENT ADVISORY AGREEMENT AND RELATED PARTIES TRANSACTIONS

The Fund has an investment advisory agreement with Freedom Investors Corp. (the “Advisor”). Certain officers and directors of the Fund are also officers and directors of the Advisor.  Pursuant to this agreement, the Advisor furnishes continuous investment advisory and portfolio management services to the Fund.  The Advisor, at its own expense and without reimbursement from the Fund, will furnish office space and all necessary office facilities, equipment and executive personnel required in connection with the Advisor’s agreement to provide continuous investment advisory and portfolio management services to the Fund.  As compensation for these services, the Advisor is entitled to receive a monthly fee of 1/12 of 1.50% (1.50% per annum) of the daily net assets of the Fund.  The Advisor has voluntarily waived payment of its advisory fee since the inception of the Fund, although this waiver can be revoked at any time.  For the year ended September 30, 2009, the Advisor earned and waived its fee totaling $844.

The Advisor also executed all trades for the Fund for the year ended September 30, 2009 and received $225 in commissions.

5.)

OTHER AGREEMENTS AND EXPENSE WAIVER

Mutual Shareholder Services (“MSS”) provides transfer agency and fund accounting services to the Fund.  MSS voluntarily agreed to waive a portion of their fees until the assets of the Fund become greater than two million dollars.  For the year ended September 30, 2009, MSS waived fees of $6,171.

6.)

CAPITAL SHARE TRANSACTIONS

As of September 30, 2009 there were 80,000,000, $.01 par value shares of capital stock authorized, and paid-in capital amounted to $1,041,314.

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009

The following is a summary of capital share transactions for the year ended September 30, 2009 and year ended September 30, 2008, respectively:

	September 30, 2009		September 30, 2008
	Shares	Amount	Shares	Amount
Shares sold	3,239	$145	1,065,891	$171,846
Shares reinvested	-	-	-	-
Shares redeemed	(6,896)	(253)	(640,088)	(71,230)
Net Increase (Decrease)	(3,657)	$(108)	425,803	$100,616

     7.) INVESTMENT TRANSACTIONS

For the year ended September 30, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $0 and $22,687, respectively.  There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of investments owned at September 30, 2009 was $338,641.  At March 31, 2009, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$13,371	$(260,488)	$(247,117)

   8.) DISTRIBUTIONS TO SHAREHOLDERS

      There were no distributions paid during the fiscal year ended September 30, 2009.

   9.) DISTRIBUTABLE EARNINGS

As of September 30, 2009 the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Accumulated Net Realized Loss on Investments

             $(735,166)

Unrealized appreciation/(depreciation) on Investments

               (247,117)

The Frontier MicroCap Fund
Expense Illustration
September 30, 2009 (Unaudited)

Expense Example

As a shareholder of the The Frontier MicroCap Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (2) management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2009 through September 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2009	September 30, 2009	April 1,2009 to September 30,2009

Actual	$1,000.00	$1,333.33	$425.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$660.72	$302.54

* Expenses are equal to the Fund's annualized expense ratio of 72.67%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Directors and Officers

The Board of Directors (“Board”) supervises the business activities of the Fund.  The Board approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with the advisor, administrator, independent accountant, transfer agent and custodian.

The management of the Fund's day-to-day operations is delegated to its officers, the Fund's advisor and the administrator, subject always to the investment objective and policies of the Fund and to general supervision by the Board.  Each Director serves as a director until the next annual meeting of shareholders or until his successor is duly elected.

The Fund is not in a “family of funds” or a “fund complex”, and the only fund overseen by the Board is the Fund.  The address of each Director and Officer is c/o Frontier Funds, Inc., 333 Bishop Way, Ste 122, Brookfield, Wisconsin 53005.

The following table provides information regarding each Director who is not an “interested person” of Frontier and the Fund, as defined in the 1940 Act.

Name (and Age)	Position(s) Held with the Fund (and Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Kenneth W. Coshun (Age 76)	Director (since 1992)	Retired (since 1997)	None
Michael A. Bernatz (Age 50)	Director (since 2005)	Chief Financial Officer for: Milwaukee County Museum (since 2005) Lauber & Company (since 2004),	None
Marcus Q. King (Age 51)	Director (since 2009)	Owner/Manager of King’s Properties (since 1995)	None
Michael A. Baker (Age 52)	Director (since 2009)	Owner/President of Chiropractic Plus Inc (since 1984)
Curtis J. Williams (Age 43)	Director (since 2009)	Owner/Manager of Advanced Compressor & Hose, Inc (since 2001)	None

The following table provides information regarding each Director/Officer who is an “interested person” of Frontier and the Fund, as defined in the 1940 Act.

Name (and Age)	Position(s) Held with the Fund (and Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Amy L. Siesennop * (Age 49)	President and Treasurer (since 2003) Chief Compliance Officer and Anti-money Laundering Officer (Since 2004)	President and Treasurer (since 2003) of Frontier; Registered principal and representative of the Advisor, Freedom Investors Corp (since 1996).	None
Joel R. Blumenschein * (Age 48)	Vice President and Secretary (since 2003)	President of the Advisor, Freedom Investors Corp. (since 2002) Manager of EZ Stock Inc. (since 2000)	None

*  “Interested person,” as defined in the 1940 Act, of Frontier and the Fund because of his or her affiliation with the Advisor, Freedom Investors Corp.

THE FRONTIER MICROCAP FUND

ADDITIONAL INFORMATION (UNAUDITED)

September 30, 2009

Code of Ethics - Information pursuant to the code of ethics that applies to the Fund’s principal executive officers may be found on our website or upon request, free of charge by calling 800-759-6598.

Controls and Procedures - The principal executive and financial officer reviewed and evaluated the effectiveness the Fund’s disclosure controls and procedures in September 2009.  The controls and procedures were found to be effective for the Fund, and no changes were made.

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30.  The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s third quarter Form N-Q was filed with the SEC on August 30, 2008. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-231-2901, free of charge.  The Fund’s policy and procedures for disclosure of portfolio holdings can be found on our website.  A list of our portfolio holdings is also available in this report and the semi-annual report.

Privacy Policy - At the Fund, we recognize and respect the privacy of each of our investors and their expectations for confidentiality.  The protection of investor’s information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.  The Fund will only disclose personal nonpublic information to third parties as necessary and as permitted by law.  We also restrict access to personal nonpublic information to employees, affiliates, and service providers involved in servicing your account.

The Fund maintains physical, electronic and procedural safe guards to guard nonpublic personal information of our customers.  More information regarding our privacy policy may be obtained on our website.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 231-2901 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  They are also available on our website, under the additional links tab.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.  Under the “Fund Information” tab, choose Proxy Results and then the Frontier Fund for the proxy voting results.

Additional Information - The Fund's Statement of Additional Information (SAI) includes additional information about the directors and is available, without charge, upon request.  You may call toll-free (800) 231-2901 to request a copy of the SAI or to make shareholder inquiries.  The SAI is also available on the Fund’s website at www.frontier-funds.com.

Board of Directors

Kenneth W. Coshun

Michael A. Bernatz

Marcus Q. King

Michael A. Baker

Curtis J. Williams

Investment Advisor

Freedom Investors Corp.

333 Bishops Way, Ste 122

Brookfield, WI  53005

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

US Bank NA

425 East Walnut Street

Cincinnati, Ohio  45201

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001-2607

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Frontier MicroCap Fund, Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  No amendments

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of directors has determined that Michael Bernatz is an audit committee financial expert.  Mr. Bernatz is independent for purposes of this Item 3.

A financial expert may have acquired the required attributes of an "audit committee financial expert" through:  Mr. Ackley is qualified as a financial expert based on his education and experience as a public accountant, and his experience as a supervising public accountant.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2009

$ 0

FY 2008

$ 10,000

(b)

Audit-Related Fees

Registrant

[Adviser]

FY 2009

$0.00

$0.00

FY 2008

$0.00

$0.00

Nature of the fees:

Annual Audit

(c)

Tax Fees

Registrant

[Adviser]

FY 2009

$ 0.00

$0.00

FY 2008

$ 1,000.00

$0.00

Nature of the fees:

Tax Preparation

(d)

All Other Fees

Registrant

[Adviser]

FY 2009

$0.00

$0.00

FY 2008

$0.00

$0.00

Nature of the fees:

Consulting and review of the semi-annual report

(e)

(1)

Audit Committee’s Pre-Approval Policies

Annual Audit:

To approve prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Fund’s financial statements, to recommend to those Board member who are not interested person the selection, retention or termination of the Fund’s independent audit and to review and evaluate matters potentially affecting the independence and capabilities of the auditors,  To review and approve the fees proposed to be charges. To review the arrangements for and scope of the annual audit.

Special Services:  To approve prior to appointment the engagement of the auditor to provide other audit services or non-audit services to the Fund, such as tax preparation.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

0%

(f)

Option 1 – Less than 50%

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

[Adviser]

FY 2009

$0.00

$0.00

FY 2008

$0.00

$0.00

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date December 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date December 9, 2009

By /s/Joel R Blumenschein

*Vice President

Date December 9, 2009

* Print the name and title of each signing officer under his or her signature.